Horizon High Income ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Aerospace & Defense - 2.2%
Boeing Co. (a)	101	$ 20,986
General Dynamics Corp.	129	47,904
General Electric Co.	296	99,370
Howmet Aerospace, Inc.	100	24,495
L3Harris Technologies, Inc.	94	25,028
Lockheed Martin Corp.	127	71,276
Northrop Grumman Corp.	70	37,779
RTX Corp.	584	121,314
		448,152

Air Freight & Logistics - 0.5%
FedEx Corp.	107	35,032
United Parcel Service, Inc. - Class B	603	62,850
		97,882

Automobiles - 1.7%
Ford Motor Co.	5,372	74,886
General Motors Co.	720	62,150
Tesla, Inc. (a)	600	220,770
		357,806

Banks - 4.8%
Bank of America Corp.	3,259	201,862
Citigroup, Inc.	743	97,794
JPMorgan Chase & Co.	1,231	438,261
PNC Financial Services Group, Inc.	211	50,562
Truist Financial Corp.	617	30,591
US Bancorp	816	50,249
Wells Fargo & Co.	1,441	124,488
		993,807

Beverages - 1.7%
Coca-Cola Co.	2,213	196,227
Keurig Dr Pepper, Inc.	714	22,748
Monster Beverage Corp. (a)	459	21,077
PepsiCo, Inc.	795	111,570
		351,622

Biotechnology - 2.3%
AbbVie, Inc.	968	248,215
Amgen, Inc.	247	106,180
Gilead Sciences, Inc.	531	77,706
Regeneron Pharmaceuticals, Inc.	25	19,977
Vertex Pharmaceuticals, Inc. (a)	38	20,692
		472,770

Broadline Retail - 3.1%
Amazon.com, Inc. (a)	2,464	640,073

Building Products - 0.2%
Trane Technologies PLC	80	35,552

Capital Markets - 3.1%
Bank of New York Mellon Corp.	238	38,385
Blackrock, Inc.	74	85,515
Blackstone, Inc.	383	54,861
Charles Schwab Corp.	608	66,771
Goldman Sachs Group, Inc.	132	135,419
Moody's Corp.	46	23,213
Morgan Stanley	772	164,683
Nasdaq, Inc.	220	21,694
S&P Global, Inc.	81	35,303
State Street Corp.	111	21,243
		647,087

Chemicals - 0.9%
Air Products and Chemicals, Inc.	117	36,207
Corteva, Inc.	273	23,104
Linde PLC	193	94,489
Sherwin-Williams Co.	82	27,782
		181,582

Commercial Services & Supplies - 0.5%
Cintas Corp.	149	30,067
Republic Services, Inc.	131	28,941
Waste Management, Inc.	195	42,689
		101,697

Communications Equipment - 1.8%
Arista Networks, Inc. (a)	439	85,908
Cisco Systems, Inc.	1,992	220,096
Motorola Solutions, Inc.	141	68,427
		374,431

Construction & Engineering - 0.1%
Quanta Services, Inc.	34	20,641

Construction Materials - 0.1%
CRH PLC	285	26,873

Consumer Finance - 0.6%
American Express Co.	239	78,911
Capital One Financial Corp.	224	48,050
		126,961

Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp.	107	100,996
Kroger Co.	368	21,175
Sysco Corp.	249	20,189
Target Corp.	143	23,006
Walmart, Inc.	849	89,034
		254,400

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	5,537	143,353
Verizon Communications, Inc.	3,338	166,967
		310,320

Electric Utilities - 1.7%
American Electric Power Co., Inc.	338	41,381
Duke Energy Corp.	516	61,874
Entergy Corp.	256	27,215
Exelon Corp.	678	29,642
NextEra Energy, Inc.	1,270	104,572
Southern Co.	748	65,824
Xcel Energy, Inc.	382	28,914
		359,422

Electrical Equipment - 0.9%
Eaton Corp. PLC	152	61,086
Emerson Electric Co.	252	38,415
GE Vernova, Inc.	67	60,201
Vertiv Holdings Co. - Class A	94	24,320
		184,022

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	564	89,422
Corning, Inc.	472	70,201
		159,623

Energy Equipment & Services - 0.2%
Baker Hughes Co.	326	20,718
SLB Ltd.	393	23,619
		44,337

Entertainment - 0.9%
Netflix, Inc. (a)	1,083	87,777
Walt Disney Co.	976	104,969
		192,746

Financial Services - 3.0%
Apollo Global Management, Inc.	192	26,223
Berkshire Hathaway, Inc. - Class B (a)	452	227,822
Mastercard, Inc. - Class A	242	142,613
PayPal Holdings, Inc.	353	18,591
Visa, Inc. - Class A	563	213,585
		628,834

Food Products - 0.5%
Archer-Daniels-Midland Co.	259	21,054
Hershey Co.	113	19,911
Kraft Heinz Co.	837	21,486
Mondelez International, Inc. - Class A	499	30,973
		93,424

Ground Transportation - 0.8%
CSX Corp.	766	38,691
Uber Technologies, Inc. (a)	410	31,016
Union Pacific Corp.	308	92,606
		162,313

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	743	81,998
Becton Dickinson & Co.	115	21,633

Intuitive Surgical, Inc. (a)	55	20,727
Medtronic PLC	556	50,401
Stryker Corp.	81	26,228
		200,987

Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	88	20,647
Cencora, Inc.	65	21,034
Cigna Group	76	20,982
CVS Health Corp.	546	51,275
Elevance Health, Inc.	54	21,197
HCA Healthcare, Inc.	52	21,551
McKesson Corp.	23	20,362
UnitedHealth Group, Inc.	433	168,615
		345,663

Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.	419	83,419
Marriott International, Inc. - Class A	197	67,327
McDonald's Corp.	565	148,900
Yum! Brands, Inc.	417	63,930
		363,576

Household Durables - 0.3%
Garmin Ltd.	199	56,538

Household Products - 1.1%
Colgate-Palmolive Co.	225	20,210
Kimberly-Clark Corp.	192	20,726
Procter & Gamble Co.	1,310	190,107
		231,043

Industrial Conglomerates - 0.2%
3M Co.	253	43,473

Insurance - 1.7%
Aflac, Inc.	174	20,158
Allstate Corp.	79	20,366
American International Group, Inc.	268	20,465
Aon PLC - Class A	60	19,291
Arthur J Gallagher & Co.	83	21,758
Chubb Ltd.	129	43,679
Hartford Insurance Group, Inc.	149	20,470
Marsh & McLennan Cos., Inc.	189	35,872
MetLife, Inc.	253	24,078
Progressive Corp.	362	78,945
Prudential Financial, Inc.	171	20,110
Travelers Cos., Inc.	61	22,322
		347,514

Interactive Media & Services - 6.9%
Alphabet, Inc. - Class A	3,069	1,041,465
Meta Platforms, Inc. - Class A	680	389,191
		1,430,656

IT Services - 1.3%
Accenture PLC - Class A	584	110,820

International Business Machines Corp.	714	166,983
		277,803

Life Sciences Tools & Services - 0.3%
Danaher Corp.	111	23,705
Thermo Fisher Scientific, Inc.	53	32,706
		56,411

Machinery - 1.4%
Caterpillar, Inc.	153	122,013
Cummins, Inc.	62	34,993
Deere & Co.	33	21,612
Illinois Tool Works, Inc.	158	43,508
PACCAR, Inc.	286	35,501
Parker-Hannifin Corp.	39	38,198
		295,825

Media - 0.2%
AppLovin Corp. - Class A (a)	120	37,447

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	449	34,007
Newmont Corp.	339	42,735
Nucor Corp.	77	19,222
		95,964

Multi-Utilities - 0.3%
Consolidated Edison, Inc.	237	25,364
Public Service Enterprise Group, Inc.	321	23,539
WEC Energy Group, Inc.	213	22,614
		71,517

Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp.	1,083	223,249
ConocoPhillips	383	50,744
EOG Resources, Inc.	148	21,454
ExxonMobil Holdings Corp.	2,122	341,536
Kinder Morgan, Inc.	665	21,439
Marathon Petroleum Corp.	66	24,639
Phillips 66	96	23,672
Valero Energy Corp.	67	24,048
Williams Cos., Inc.	294	22,065
		752,846

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	264	20,592

Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	1,022	68,280
Eli Lilly & Co.	229	264,891
Johnson & Johnson	1,158	307,854
Merck & Co., Inc.	1,264	186,769
Pfizer, Inc.	3,108	88,454
		916,248

Professional Services - 0.5%
Automatic Data Processing, Inc.	236	67,534

Paychex, Inc.	250	31,835
		99,369

Semiconductors & Semiconductor Equipment - 15.8%
Advanced Micro Devices, Inc. (a)	416	195,819
Analog Devices, Inc.	280	101,399
Applied Materials, Inc.	276	126,516
Broadcom, Inc.	1,456	539,215
Intel Corp. (a)	904	80,917
KLA Corp.	528	92,638
Lam Research Corp.	424	127,832
Marvell Technology, Inc.	368	77,891
Micron Technology, Inc.	305	292,413
NVIDIA Corp. (b)	6,655	1,469,291
Texas Instruments, Inc.	584	152,371
		3,256,302

Software - 9.1%
Crowdstrike Holdings, Inc. - Class A (a)	338	78,078
Fortinet, Inc. (a)	344	58,800
Intuit, Inc.	222	79,765
Microsoft Corp. (b)	2,326	1,179,957
Oracle Corp.	569	84,849
Palantir Technologies, Inc. - Class A (a)	650	121,147
Palo Alto Networks, Inc. (a)	248	94,768
Salesforce, Inc.	449	115,635
ServiceNow, Inc. (a)	446	66,004
		1,879,003

Specialty Retail - 2.3%
Home Depot, Inc.	691	226,531
Lowe's Cos., Inc.	473	96,823
Ross Stores, Inc.	244	55,764
TJX Cos., Inc.	708	94,808
		473,926

Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc. (b)	3,868	1,225,576
Dell Technologies, Inc. - Class C	250	114,002
Hewlett Packard Enterprise Co.	1,127	58,874
Sandisk Corp. (a)	57	89,302
Seagate Technology Holdings PLC	104	86,152
Western Digital Corp.	162	72,989
		1,646,895

Tobacco - 1.1%
Altria Group, Inc.	901	61,700
Philip Morris International, Inc.	892	167,072
		228,772

Trading Companies & Distributors - 0.3%
Fastenal Co.	597	29,438
United Rentals, Inc.	19	19,722
WW Grainger, Inc.	16	20,952
		70,112

Wireless Telecommunication Services - 0.6%

T-Mobile US, Inc.	702		126,669
TOTAL COMMON STOCKS (Cost $20,574,712)			20,591,528

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (c)	53,764		53,764
TOTAL MONEY MARKET FUNDS (Cost $53,764)			53,764

TOTAL INVESTMENTS - 99.9% (Cost $20,628,476)			20,645,292
Other Assets in Excess of Liabilities - 0.1%		0.00086	17,746
TOTAL NET ASSETS - 100.0%			$ 20,663,038

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $3,687,789.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Horizon High Income ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.1)%
State Street SPDR S&P 500 ETF Trust, Expiration: 09/03/2026; Exercise Price: $766.31 (a)(b)	$ (6,136,400)	(80)	$ (27,453)
TOTAL WRITTEN OPTIONS (Premiums received $43,368)			$ (27,453)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon High Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 20,591,528	$ –	$ –	$ 20,591,528
Money Market Funds	53,764	–	–	53,764
Total Investments	$ 20,645,292	$ –	$ –	$ 20,645,292

Liabilities:
Investments:
Written Options	$ –	$ (27,453)	$ –	$ (27,453)
Total Investments	$ –	$ (27,453)	$ –	$ (27,453)

Refer to the Schedule of Investments for further disaggregation of investment categories.